ANNUAL REPORT
NASSAU LIFE AND
ANNUITY VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2019

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
Assets:
Investments at fair value	$328,798		$26,253		$446,207		$114,828
Total assets	$328,798		$26,253		$446,207		$114,828
Total net assets	$328,798		$26,253		$446,207		$114,828
Units outstanding	29,228		8,608		36,130		19,216
Investment shares held	4,063		235		19,283		10,564
Investments at cost	$153,087		$15,013		$267,932		$120,834
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$11.25	29,228	$3.05	8,608	$12.35	36,130	$5.98	19,216
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares		Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class
Assets:
Investments at fair value	$729,128		$1,303		$144,480		$146,454
Total assets	$729,128		$1,303		$144,480		$146,454
Total net assets	$729,128		$1,303		$144,480		$146,454
Units outstanding	706,259		119		9,804		9,766
Investment shares held	729,128		199		3,909		3,003
Investments at cost	$729,128		$1,486		$103,664		$105,325
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$1.03	706,259	$10.95	119	$14.74	9,804	$14.97	9,766
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$232,389		$11,272		$59,901		$43,434
Total assets	$232,389		$11,272		$59,901		$43,434
Total net assets	$232,389		$11,272		$59,901		$43,434
Units outstanding	23,988		6,461		27,019		4,798
Investment shares held	2,953		866		3,765		2,309
Investments at cost	$147,738		$11,041		$66,260		$33,995
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$9.69	23,988	$1.74	6,461	$2.22	27,019	$9.05	4,798
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Invesco Oppenheimer V.I. Main Street Small Cap Fund®		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares
Assets:
Investments at fair value	$83		$73,038		$29,551		$58,615
Total assets	$83		$73,038		$29,551		$58,615
Total net assets	$83		$73,038		$29,551		$58,615
Units outstanding	31		27,078		11,620		24,429
Investment shares held	4		1,088		846		3,365
Investments at cost	$74		$51,177		$23,152		$61,583
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$2.66	31	$2.70	27,078	$2.54	11,620	$2.40	24,429
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Assets:
Investments at fair value	$42,129		$176,010		$58,429		$79
Total assets	$42,129		$176,010		$58,429		$79
Total net assets	$42,129		$176,010		$58,429		$79
Units outstanding	16,244		69,093		24,701		51
Investment shares held	3,487		5,091		2,461		3
Investments at cost	$40,978		$148,796		$50,959		$79
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$2.59	16,244	$2.55	69,093	$2.37	24,701	$1.56	51
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Templeton Developing Markets VIP Fund – Class 2
Assets:
Investments at fair value	$16,499		$465		$12,005		$21,567
Total assets	$16,499		$465		$12,005		$21,567
Total net assets	$16,499		$465		$12,005		$21,567
Units outstanding	25,157		274		6,141		1,636
Investment shares held	2,542		37		1,089		2,014
Investments at cost	$65,594		$450		$11,318		$28,486
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$0.66	25,157	$1.70	274	$1.96	6,141	$13.18	1,636
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
Assets:
Investments at fair value	$6,023		$72,085		$189		$351
Total assets	$6,023		$72,085		$189		$351
Total net assets	$6,023		$72,085		$189		$351
Units outstanding	1,062		10,302		113		126
Investment shares held	432		6,613		19		38
Investments at cost	$4,441		$64,746		$187		$318
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$5.72	1,062	$6.99	10,302	$1.67	113	$2.78	126
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
Assets:
Investments at fair value	$26,926		$161,880		$33,091		$260,969
Total assets	$26,926		$161,880		$33,091		$260,969
Total net assets	$26,926		$161,880		$33,091		$260,969
Units outstanding	9,616		22,089		1,558		31,635
Investment shares held	1,967		13,649		1,785		7,577
Investments at cost	$28,051		$169,276		$43,443		$130,589
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$2.80	9,616	$7.33	22,089	$21.24	1,558	$8.25	31,635
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$99,877		$233,510		$158,130		$606,755
Total assets	$99,877		$233,510		$158,130		$606,755
Total net assets	$99,877		$233,510		$158,130		$606,755
Units outstanding	3,251		16,421		16,826		72,775
Investment shares held	3,173		14,798		17,040		46,141
Investments at cost	$61,093		$209,263		$158,131		$563,606
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$30.72	3,251	$14.22	16,421	$9.40	16,826	$8.34	72,775
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$3,656		$69,752		$993		$225,966
Total assets	$3,656		$69,752		$993		$225,966
Total net assets	$3,656		$69,752		$993		$225,966
Units outstanding	416		6,441		62		13,853
Investment shares held	265		2,683		54		10,151
Investments at cost	$3,408		$50,568		$877		$228,617
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$8.79	416	$10.83	6,441	$16.08	62	$16.31	13,853
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A	Federated Fund for U.S. Government Securities II
Income:
Dividends	$-	$289	$7,858	$2,650
Net investment income (loss)	-	289	7,858	2,650
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,020	10,939	387	33
Realized gain distributions	35,697	1,734	19,242	-
Realized gain (loss)	36,717	12,673	19,629	33
Change in unrealized appreciation (depreciation) during the year	47,096	(1,817)	79,824	3,702
Net increase (decrease) in net assets from operations	$83,813	$11,145	$107,311	$6,385

	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class
Income:
Dividends	$11,849	$145	$478	$72
Net investment income (loss)	11,849	145	478	72
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	(244)	536	26,574
Realized gain distributions	-	-	14,038	18,937
Realized gain (loss)	-	(244)	14,574	45,511
Change in unrealized appreciation (depreciation) during the year	-	393	20,005	18,784
Net increase (decrease) in net assets from operations	$11,849	$294	$35,057	$64,367

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$414	$291	$3,059	$742
Net investment income (loss)	414	291	3,059	742
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	5,644	1	8	(153)
Realized gain distributions	18,122	-	925	3,970
Realized gain (loss)	23,766	1	933	3,817
Change in unrealized appreciation (depreciation) during the year	50,676	683	4,341	3,366
Net increase (decrease) in net assets from operations	$74,856	$975	$8,333	$7,925

	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares
Income:
Dividends	$-	$-	$262	$1,289
Net investment income (loss)	-	-	262	1,289
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	-	(7)	(222)
Realized gain distributions	-	9,278	3,184	4,018
Realized gain (loss)	-	9,278	3,177	3,796
Change in unrealized appreciation (depreciation) during the year	9	10,108	3,429	12,129
Net increase (decrease) in net assets from operations	$9	$19,386	$6,868	$17,214

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Income:
Dividends	$1,605	$2,766	$515	$-
Net investment income (loss)	1,605	2,766	515	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	5	4	(448)	-
Realized gain distributions	-	11,144	966	6
Realized gain (loss)	5	11,148	518	6
Change in unrealized appreciation (depreciation) during the year	3,437	17,997	10,446	(0)
Net increase (decrease) in net assets from operations	$5,047	$31,911	$11,479	$6

	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Templeton Developing Markets VIP Fund – Class 2
Income:
Dividends	$688	$7	$341	$190
Net investment income (loss)	688	7	341	190
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	-	-	7
Realized gain distributions	-	-	-	-
Realized gain (loss)	-	-	-	7
Change in unrealized appreciation (depreciation) during the year	989	21	578	4,362
Net increase (decrease) in net assets from operations	$1,677	$28	$919	$4,559

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund
Income:
Dividends	$179	$1,879	$3	$2
Net investment income (loss)	179	1,879	3	2
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(103)	620	-	-
Realized gain distributions	107	12,911	-	4
Realized gain (loss)	4	13,531	-	4
Change in unrealized appreciation (depreciation) during the year	916	(5,954)	2	32
Net increase (decrease) in net assets from operations	$1,099	$9,456	$5	$38

	TVST Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares
Income:
Dividends	$7	$1,318	$541	$-
Net investment income (loss)	7	1,318	541	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,383	46	(7,261)	835
Realized gain distributions	2,913	-	3,236	9,648
Realized gain (loss)	5,296	46	(4,025)	10,483
Change in unrealized appreciation (depreciation) during the year	5,287	23,430	15,893	65,248
Net increase (decrease) in net assets from operations	$10,590	$24,794	$12,409	$75,731

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares
Income:
Dividends	$-	$2,135	$5,748	$6,868
Net investment income (loss)	-	2,135	5,748	6,868
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	131	246	69	(2,838)
Realized gain distributions	14,013	3,251	-	-
Realized gain (loss)	14,144	3,497	69	(2,838)
Change in unrealized appreciation (depreciation) during the year	13,372	41,128	9,400	133,964
Net increase (decrease) in net assets from operations	$27,516	$46,760	$15,217	$137,994

	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$44	$523	$1	$536
Net investment income (loss)	44	523	1	536
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(227)	(142)	-	(699)
Realized gain distributions	48	5,692	125	36,287
Realized gain (loss)	(179)	5,550	125	35,588
Change in unrealized appreciation (depreciation) during the year	1,128	10,088	118	25,130
Net increase (decrease) in net assets from operations	$993	$16,161	$244	$61,254
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$233	$289	$756
Realized gains (losses)	36,717	54,832	12,673	1,195
Unrealized appreciation (depreciation) during the year	47,096	(52,358)	(1,817)	(9,125)
Net increase (decrease) in net assets from operations	83,813	2,707	11,145	(7,174)
Contract transactions:
Payments received from contract owners	2,446	4,249	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(229)	1,492	(40,395)	-
Transfers for contract benefits and terminations	-	(54,314)	-	-
Contract maintenance charges	(9,381)	(9,056)	(684)	(762)
Net increase (decrease) in net assets resulting from contract transactions	(7,164)	(57,629)	(41,079)	(762)
Total increase (decrease) in net assets	76,649	(54,922)	(29,934)	(7,936)
Net assets at beginning of period	252,149	307,071	56,187	64,123
Net assets at end of period	$328,798	$252,149	$26,253	$56,187

	DWS Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,858	$6,276	$2,650	$2,469
Realized gains (losses)	19,629	32,670	33	5
Unrealized appreciation (depreciation) during the year	79,824	(55,740)	3,702	(1,939)
Net increase (decrease) in net assets from operations	107,311	(16,794)	6,385	535
Contract transactions:
Payments received from contract owners	7,148	7,148	7,052	7,628
Transfers between Investment Options (including Guaranteed Interest Account), net	(111)	(75)	40	1,069
Transfers for contract benefits and terminations	-	-	(1)	-
Contract maintenance charges	(10,709)	(9,922)	(6,194)	(6,532)
Net increase (decrease) in net assets resulting from contract transactions	(3,672)	(2,849)	897	2,165
Total increase (decrease) in net assets	103,639	(19,643)	7,282	2,700
Net assets at beginning of period	342,568	362,211	107,546	104,846
Net assets at end of period	$446,207	$342,568	$114,828	$107,546

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,849	$9,086	$145	$246
Realized gains (losses)	-	-	(244)	(60)
Unrealized appreciation (depreciation) during the year	-	-	393	(276)
Net increase (decrease) in net assets from operations	11,849	9,086	294	(90)
Contract transactions:
Payments received from contract owners	978	1,854	-	193
Transfers between Investment Options (including Guaranteed Interest Account), net	480	1,550	15	611
Transfers for contract benefits and terminations	-	(9,285)	-	-
Contract maintenance charges	(9,563)	(8,938)	(1,542)	(1,434)
Net increase (decrease) in net assets resulting from contract transactions	(8,105)	(14,819)	(1,527)	(630)
Total increase (decrease) in net assets	3,744	(5,733)	(1,233)	(720)
Net assets at beginning of period	725,384	731,117	2,536	3,256
Net assets at end of period	$729,128	$725,384	$1,303	$2,536

	Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$478	$791	$72	$187
Realized gains (losses)	14,574	14,190	45,511	13,548
Unrealized appreciation (depreciation) during the year	20,005	(20,718)	18,784	6,006
Net increase (decrease) in net assets from operations	35,057	(5,737)	64,367	19,741
Contract transactions:
Payments received from contract owners	2,052	1,448	-	198
Transfers between Investment Options (including Guaranteed Interest Account), net	252	(28,138)	(115,604)	22,539
Transfers for contract benefits and terminations	(1,360)	-	(5)	-
Contract maintenance charges	(2,145)	(2,441)	(2,611)	(2,232)
Net increase (decrease) in net assets resulting from contract transactions	(1,201)	(29,131)	(118,220)	20,505
Total increase (decrease) in net assets	33,856	(34,868)	(53,853)	40,246
Net assets at beginning of period	110,624	145,492	200,307	160,061
Net assets at end of period	$144,480	$110,624	$146,454	$200,307

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio – Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$414	$423	$291	$245
Realized gains (losses)	23,766	39,042	1	62
Unrealized appreciation (depreciation) during the year	50,676	(39,602)	683	(373)
Net increase (decrease) in net assets from operations	74,856	(137)	975	(66)
Contract transactions:
Payments received from contract owners	4,161	3,780	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(96,247)	(2,830)	169	(30)
Transfers for contract benefits and terminations	(1,660)	-	-	-
Contract maintenance charges	(7,053)	(7,936)	(22)	-
Net increase (decrease) in net assets resulting from contract transactions	(100,799)	(6,986)	147	(30)
Total increase (decrease) in net assets	(25,943)	(7,123)	1,122	(96)
Net assets at beginning of period	258,332	265,455	10,150	10,246
Net assets at end of period	$232,389	$258,332	$11,272	$10,150

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,059	$2,624	$742	$1,306
Realized gains (losses)	933	-	3,817	617
Unrealized appreciation (depreciation) during the year	4,341	(4,959)	3,366	(6,225)
Net increase (decrease) in net assets from operations	8,333	(2,335)	7,925	(4,302)
Contract transactions:
Payments received from contract owners	-	-	1,978	2,025
Transfers between Investment Options (including Guaranteed Interest Account), net	(314)	(256)	(54)	(39)
Transfers for contract benefits and terminations	(1)	-	(1,491)	(13,466)
Contract maintenance charges	(110)	-	(582)	(828)
Net increase (decrease) in net assets resulting from contract transactions	(425)	(256)	(149)	(12,308)
Total increase (decrease) in net assets	7,908	(2,591)	7,776	(16,610)
Net assets at beginning of period	51,993	54,584	35,658	52,268
Net assets at end of period	$59,901	$51,993	$43,434	$35,658

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Invesco Oppenheimer V.I. Main Street Small Cap Fund®		Invesco V.I. American Franchise Fund – Series I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-	$-	$-
Realized gains (losses)	-	-	9,278	3,684
Unrealized appreciation (depreciation) during the year	9	-	10,108	(5,776)
Net increase (decrease) in net assets from operations	9	-	19,386	(2,092)
Contract transactions:
Payments received from contract owners	-	-	1,595	1,740
Transfers between Investment Options (including Guaranteed Interest Account), net	75	-	-	-
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(1)	-	(175)	(190)
Net increase (decrease) in net assets resulting from contract transactions	74	-	1,420	1,550
Total increase (decrease) in net assets	83	-	20,806	(542)
Net assets at beginning of period	-	-	52,232	52,774
Net assets at end of period	$83	$-	$73,038	$52,232

	Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$262	$245	$1,289	$2,588
Realized gains (losses)	3,177	1,732	3,796	5,759
Unrealized appreciation (depreciation) during the year	3,429	(4,516)	12,129	(20,953)
Net increase (decrease) in net assets from operations	6,868	(2,539)	17,214	(12,606)
Contract transactions:
Payments received from contract owners	-	387	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(198)	1,057	(74,174)	(45)
Transfers for contract benefits and terminations	1	-	(1)	-
Contract maintenance charges	(1,365)	(1,240)	(1,286)	(1,413)
Net increase (decrease) in net assets resulting from contract transactions	(1,562)	204	(75,461)	(1,458)
Total increase (decrease) in net assets	5,306	(2,335)	(58,247)	(14,064)
Net assets at beginning of period	24,245	26,580	116,862	130,926
Net assets at end of period	$29,551	$24,245	$58,615	$116,862

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,605	$1,829	$2,766	$2,154
Realized gains (losses)	5	926	11,148	12,266
Unrealized appreciation (depreciation) during the year	3,437	(4,441)	17,997	(26,883)
Net increase (decrease) in net assets from operations	5,047	(1,686)	31,911	(12,463)
Contract transactions:
Payments received from contract owners	836	865	3,989	4,352
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	-	-
Transfers for contract benefits and terminations	(3,399)	(514)	-	-
Contract maintenance charges	(701)	(743)	(371)	(417)
Net increase (decrease) in net assets resulting from contract transactions	(3,264)	(392)	3,618	3,935
Total increase (decrease) in net assets	1,783	(2,078)	35,529	(8,528)
Net assets at beginning of period	40,346	42,424	140,481	149,009
Net assets at end of period	$42,129	$40,346	$176,010	$140,481

	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$515	$433	$-	$-
Realized gains (losses)	518	2,096	6	-
Unrealized appreciation (depreciation) during the year	10,446	(12,169)	-	-
Net increase (decrease) in net assets from operations	11,479	(9,640)	6	-
Contract transactions:
Payments received from contract owners	1,296	1,160	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(149)	(231)	75	-
Transfers for contract benefits and terminations	(7,052)	(1,085)	(1)	-
Contract maintenance charges	(1,514)	(1,218)	(1)	-
Net increase (decrease) in net assets resulting from contract transactions	(7,419)	(1,374)	73	-
Total increase (decrease) in net assets	4,060	(11,014)	79	-
Net assets at beginning of period	54,369	65,383	-	-
Net assets at end of period	$58,429	$54,369	$79	$-

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$688	$330	$7	$5
Realized gains (losses)	-	-	-	-
Unrealized appreciation (depreciation) during the year	989	(2,764)	21	(10)
Net increase (decrease) in net assets from operations	1,677	(2,434)	28	(5)
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	131	120	182	129
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(32)	-	(2)	-
Net increase (decrease) in net assets resulting from contract transactions	99	120	180	129
Total increase (decrease) in net assets	1,776	(2,314)	208	124
Net assets at beginning of period	14,723	17,037	257	133
Net assets at end of period	$16,499	$14,723	$465	$257

	PIMCO Total Return Portfolio – Advisor Class		Templeton Developing Markets VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$341	$270	$190	$165
Realized gains (losses)	-	134	7	(1)
Unrealized appreciation (depreciation) during the year	578	(476)	4,362	(3,376)
Net increase (decrease) in net assets from operations	919	(72)	4,559	(3,212)
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(62)	(36)	(54)	(43)
Transfers for contract benefits and terminations	(1)	-	1	-
Contract maintenance charges	(20)	-	(41)	-
Net increase (decrease) in net assets resulting from contract transactions	(83)	(36)	(94)	(43)
Total increase (decrease) in net assets	836	(108)	4,465	(3,255)
Net assets at beginning of period	11,169	11,277	17,102	20,357
Net assets at end of period	$12,005	$11,169	$21,567	$17,102

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$179	$534	$1,879	$2,024
Realized gains (losses)	4	797	13,531	10,200
Unrealized appreciation (depreciation) during the year	916	(4,144)	(5,954)	(26,626)
Net increase (decrease) in net assets from operations	1,099	(2,813)	9,456	(14,402)
Contract transactions:
Payments received from contract owners	-	-	4,913	5,874
Transfers between Investment Options (including Guaranteed Interest Account), net	(76)	(219)	327	1,522
Transfers for contract benefits and terminations	-	(27)	(1,370)	(26,905)
Contract maintenance charges	(8,163)	(7,947)	(3,870)	(4,104)
Net increase (decrease) in net assets resulting from contract transactions	(8,239)	(8,193)	-	(23,613)
Total increase (decrease) in net assets	(7,140)	(11,006)	9,456	(38,015)
Net assets at beginning of period	13,163	24,169	62,629	100,644
Net assets at end of period	$6,023	$13,163	$72,085	$62,629

	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$-	$2	$-
Realized gains (losses)	-	-	4	-
Unrealized appreciation (depreciation) during the year	2	-	32	-
Net increase (decrease) in net assets from operations	5	-	38	-
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	187	-	318	-
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(3)	-	(5)	-
Net increase (decrease) in net assets resulting from contract transactions	184	-	313	-
Total increase (decrease) in net assets	189	-	351	-
Net assets at beginning of period	-	-	-	-
Net assets at end of period	$189	$-	$351	$-

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7	$-	$1,318	$4,555
Realized gains (losses)	5,296	8,095	46	(17)
Unrealized appreciation (depreciation) during the year	5,287	(13,235)	23,430	(31,048)
Net increase (decrease) in net assets from operations	10,590	(5,140)	24,794	(26,510)
Contract transactions:
Payments received from contract owners	-	-	6,923	6,890
Transfers between Investment Options (including Guaranteed Interest Account), net	(42,685)	-	5	(220)
Transfers for contract benefits and terminations	-	-	(1,231)	-
Contract maintenance charges	(712)	(812)	(1,154)	(1,211)
Net increase (decrease) in net assets resulting from contract transactions	(43,397)	(812)	4,543	5,459
Total increase (decrease) in net assets	(32,807)	(5,952)	29,337	(21,051)
Net assets at beginning of period	59,733	65,685	132,543	153,594
Net assets at end of period	$26,926	$59,733	$161,880	$132,543

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$541	$1,017	$-	$-
Realized gains (losses)	(4,025)	4,669	10,483	26,634
Unrealized appreciation (depreciation) during the year	15,893	(9,836)	65,248	(42,144)
Net increase (decrease) in net assets from operations	12,409	(4,150)	75,731	(15,510)
Contract transactions:
Payments received from contract owners	-	-	5,344	3,385
Transfers between Investment Options (including Guaranteed Interest Account), net	(37,328)	-	-	-
Transfers for contract benefits and terminations	(1)	-	(16,546)	(2,293)
Contract maintenance charges	(987)	(962)	(4,848)	(4,912)
Net increase (decrease) in net assets resulting from contract transactions	(38,316)	(962)	(16,050)	(3,820)
Total increase (decrease) in net assets	(25,907)	(5,112)	59,681	(19,330)
Net assets at beginning of period	58,998	64,110	201,288	220,618
Net assets at end of period	$33,091	$58,998	$260,969	$201,288

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-	$2,135	$2,070
Realized gains (losses)	14,144	13,507	3,497	22,076
Unrealized appreciation (depreciation) during the year	13,372	(5,270)	41,128	(60,346)
Net increase (decrease) in net assets from operations	27,516	8,237	46,760	(36,200)
Contract transactions:
Payments received from contract owners	2,135	1,160	1,930	1,718
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	179	997
Transfers for contract benefits and terminations	1	-	1	-
Contract maintenance charges	(4,448)	(4,227)	(6,847)	(7,068)
Net increase (decrease) in net assets resulting from contract transactions	(2,312)	(3,067)	(4,737)	(4,353)
Total increase (decrease) in net assets	25,204	5,170	42,023	(40,553)
Net assets at beginning of period	74,673	69,503	191,487	232,040
Net assets at end of period	$99,877	$74,673	$233,510	$191,487

	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,748	$6,217	$6,868	$6,022
Realized gains (losses)	69	(2)	(2,838)	(66)
Unrealized appreciation (depreciation) during the year	9,400	(10,254)	133,964	(81,186)
Net increase (decrease) in net assets from operations	15,217	(4,039)	137,994	(75,230)
Contract transactions:
Payments received from contract owners	4,241	2,676	9,323	9,300
Transfers between Investment Options (including Guaranteed Interest Account), net	(14)	9,260	(611)	(747)
Transfers for contract benefits and terminations	(5,852)	(480)	(37,273)	(4,161)
Contract maintenance charges	(6,457)	(6,496)	(11,508)	(11,359)
Net increase (decrease) in net assets resulting from contract transactions	(8,082)	4,960	(40,069)	(6,967)
Total increase (decrease) in net assets	7,135	921	97,925	(82,197)
Net assets at beginning of period	150,995	150,074	508,830	591,027
Net assets at end of period	$158,130	$150,995	$606,755	$508,830

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$44	$100	$523	$1,640
Realized gains (losses)	(179)	266	5,550	6,176
Unrealized appreciation (depreciation) during the year	1,128	(796)	10,088	(22,340)
Net increase (decrease) in net assets from operations	993	(430)	16,161	(14,524)
Contract transactions:
Payments received from contract owners	2,000	1,578	3,491	3,863
Transfers between Investment Options (including Guaranteed Interest Account), net	(64)	1,403	54	627
Transfers for contract benefits and terminations	(2,876)	-	(1,246)	(12,956)
Contract maintenance charges	(2,682)	(2,992)	(3,590)	(4,219)
Net increase (decrease) in net assets resulting from contract transactions	(3,622)	(11)	(1,291)	(12,685)
Total increase (decrease) in net assets	(2,629)	(441)	14,870	(27,209)
Net assets at beginning of period	6,285	6,726	54,882	82,091
Net assets at end of period	$3,656	$6,285	$69,752	$54,882

	Wanger Select		Wanger USA
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1	$2	$536	$275
Realized gains (losses)	125	132	35,588	59,297
Unrealized appreciation (depreciation) during the year	118	(255)	25,130	(61,290)
Net increase (decrease) in net assets from operations	244	(121)	61,254	(1,718)
Contract transactions:
Payments received from contract owners	-	-	3,721	4,414
Transfers between Investment Options (including Guaranteed Interest Account), net	(7)	(9)	(45,620)	972
Transfers for contract benefits and terminations	(1)	-	(1,718)	(35,215)
Contract maintenance charges	(119)	(119)	(6,922)	(7,448)
Net increase (decrease) in net assets resulting from contract transactions	(127)	(128)	(50,539)	(37,277)
Total increase (decrease) in net assets	117	(249)	10,715	(38,995)
Net assets at beginning of period	876	1,125	215,251	254,246
Net assets at end of period	$993	$876	$225,966	$215,251
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Nassau Life and Annuity Variable Universal Life Account (the “Separate Account”) is a separate account of Nassau Life and Annuity Company (“NLA”, the Company, “we” or “us”). NLA is a Connecticut stock life insurance company and is a wholly owned subsidiary of The Nassau Companies (“NC”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NC is a privately held, wholly-owned subsidiary of Nassau
On October 1, 2018, NLA was sold by PHL Variable Insurance Company to an affiliate, The Nassau Companies, a wholly owned subsidiary of Nassau. NLA, formerly known as Phoenix Life and Annuity Company, changed its name on July 23, 2018. NC, formerly known as NSRE Holdings, Inc. changed its name effective November 18, 2018. Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. The Separate Account, formerly known as Phoenix Life and Annuity Variable Universal Life Account, changed its name effective April 11, 2019.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on July 1, 1996. The Separate Account currently consists of 54 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
AMT Sustainable Equity Portfolio Class S
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity® VIP Contrafund® Portfolio-Service Class
Fidelity® VIP Growth Opportunities Portfolio-Service Class
Fidelity® VIP Growth Portfolio-Service Class
Fidelity® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly Oppenheimer Capital Appreciation Fund/VA-Service Shares)
Invesco Oppenheimer V.I. Global Fund (formerly Oppenheimer Global Fund/VA-Service Shares)
Invesco Oppenheimer V.I. Main Street Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund®/VA-Service Shares)
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
NLA and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from NLA’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against NLA’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.    Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.
B.    Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.    Income taxes: NLA is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of the Separate Account are included in the consolidated federal income tax return of The Nassau Companies of New York (“NCNY”) through September 30, 2018. On October 1, 2018 the Company moved out of the NCNY consolidation group. Beginning October 1, 2018, NLA filed a separate company standalone federal tax return. Beginning in 2019, NLA will file a consolidated federal tax return with Lynbrook Re, Inc. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, NLA does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. NLA will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.    Use of estimates: The preparation of financial statements in accordance with GAAP requires NLA management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$38,142	$9,610
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	2,023	41,078
DWS Equity 500 Index VIP – Class A	34,248	10,820
Federated Fund for U.S. Government Securities II	9,177	5,630
Federated Government Money Fund II - Service Shares	13,335	9,591
Federated High Income Bond Fund II – Primary Shares	145	1,527
Fidelity® VIP Contrafund® Portfolio – Service Class	48,607	35,292
Fidelity® VIP Growth Opportunities Portfolio – Service Class	50,380	149,590
Fidelity® VIP Growth Portfolio – Service Class	24,763	107,026
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	515	76
Franklin Income VIP Fund – Class 2	3,983	423
Franklin Mutual Shares VIP Fund – Class 2	6,647	2,084
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	75	1
Invesco V.I. American Franchise Fund – Series I Shares	10,859	161
Invesco V.I. Core Equity Fund – Series I Shares	3,446	1,562
Invesco V.I. Equity and Income Fund – Series II Shares	5,306	75,460
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	2,386	4,045
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	17,869	341
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	2,666	8,604
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	80	1
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	819	32
PIMCO Real Return Portfolio – Advisor Class	189	3
PIMCO Total Return Portfolio – Advisor Class	341	83
Templeton Developing Markets VIP Fund – Class 2	190	94
Templeton Foreign VIP Fund – Class 2	285	8,238
Templeton Growth VIP Fund – Class 2	19,743	4,953
TVST Touchstone Bond Fund	189	2
TVST Touchstone Common Stock Fund	323	5
TVST Touchstone Small Company Fund	2,919	43,395
Virtus Duff & Phelps International Series-Class A Shares	8,274	2,413
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	3,776	38,315
Virtus KAR Capital Growth Series – Class A Shares	14,600	21,003
Virtus KAR Small-Cap Growth Series – Class A Shares	16,052	4,351
Virtus KAR Small-Cap Value Series – Class A Shares	7,362	6,714
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	10,256	12,590
Virtus Rampart Enhanced Core Equity Series – Class A Shares	14,874	48,075
Virtus Strategic Allocation Series – Class A Shares	2,053	5,581
Wanger International	9,377	4,453
Wanger Select	125	126
Wanger USA	40,437	54,153
	$426,836	$717,501

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2019			For the period ended December 31, 2018
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	247	(961)	(714)	667	(7,152)	(6,485)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	-	(14,574)	(14,574)	-	(277)	(277)
DWS Equity 500 Index VIP – Class A	721	(980)	(259)	683	(980)	(297)
Federated Fund for U.S. Government Securities II	1,224	(1,067)	157	1,574	(1,180)	394
Federated Government Money Fund II - Service Shares	1,469	(9,379)	(7,910)	3,391	(18,024)	(14,633)
Federated High Income Bond Fund II – Primary Shares	5	(151)	(146)	82	(146)	(64)
Fidelity® VIP Contrafund® Portfolio – Service Class	2,561	(2,624)	(63)	2,391	(4,660)	(2,269)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	2,306	(11,351)	(9,045)	4,882	(2,975)	1,907
Fidelity® VIP Growth Portfolio – Service Class	771	(12,565)	(11,794)	535	(1,421)	(886)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	132	(45)	87	-	(20)	(20)
Franklin Income VIP Fund – Class 2	-	(199)	(199)	-	(126)	(126)
Franklin Mutual Shares VIP Fund – Class 2	238	(268)	(30)	249	(1,857)	(1,608)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	32	(1)	31	-	-	-
Invesco V.I. American Franchise Fund – Series I Shares	670	(74)	596	781	(86)	695
Invesco V.I. Core Equity Fund – Series I Shares	-	(675)	(675)	704	(621)	83
Invesco V.I. Equity and Income Fund – Series II Shares	-	(34,022)	(34,022)	-	(664)	(664)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	333	(1,724)	(1,391)	365	(539)	(174)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	1,702	(158)	1,544	1,919	(185)	1,734
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	587	(4,074)	(3,487)	514	(1,127)	(613)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	51	-	51	-	-	-
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	208	(49)	159	178	-	178
PIMCO Real Return Portfolio – Advisor Class	111	(1)	110	81	-	81
PIMCO Total Return Portfolio – Advisor Class	-	(43)	(43)	-	(21)	(21)
Templeton Developing Markets VIP Fund – Class 2	-	(8)	(8)	-	(4)	(4)
Templeton Foreign VIP Fund – Class 2	-	(1,535)	(1,535)	-	(1,425)	(1,425)
Templeton Growth VIP Fund – Class 2	803	(808)	(5)	1,050	(4,857)	(3,807)
TVST Touchstone Bond Fund	115	(2)	113	-	-	-
TVST Touchstone Common Stock Fund	128	(2)	126	-	-	-
TVST Touchstone Small Company Fund	-	(16,281)	(16,281)	-	(308)	(308)
Virtus Duff & Phelps International Series-Class A Shares	1,035	(384)	651	936	(201)	735
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	-	(1,981)	(1,981)	-	(56)	(56)
Virtus KAR Capital Growth Series – Class A Shares	705	(3,200)	(2,495)	495	(1,059)	(564)
Virtus KAR Small-Cap Growth Series – Class A Shares	74	(161)	(87)	49	(180)	(131)
Virtus KAR Small-Cap Value Series – Class A Shares	161	(523)	(362)	211	(536)	(325)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	536	(1,459)	(923)	1,386	(808)	578
Virtus Rampart Enhanced Core Equity Series – Class A Shares	1,250	(7,005)	(5,755)	1,293	(2,247)	(954)
Virtus Strategic Allocation Series – Class A Shares	247	(732)	(485)	389	(395)	(6)
Wanger International	373	(520)	(147)	446	(1,968)	(1,522)
Wanger Select	-	(8)	(8)	-	(9)	(9)
Wanger USA	256	(3,703)	(3,447)	405	(3,241)	(2,836)

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2019, 2018, 2017, 2016, and 2015 follows:
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Alger Capital Appreciation Portfolio – Class I-2 Shares
2019	29	11.25	329	-	-	33.58%
2018	30	8.42	252	0.07%	-	(0.10%)
2017	36	8.43	307	0.17%	-	31.08%
2016	37	6.43	238	0.19%	-	0.50%
2015	38	6.40	243	0.08%	-	6.19%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2019	9	3.05	26	0.83%	-	25.83%
2018	23	2.42	56	1.17%	-	(11.33%)
2017	23	2.73	64	0.72%	-	15.89%
2016	24	2.36	56	0.45%	-	20.27%
2015	24	1.96	47	0.09%	-	(2.68%)
DWS Equity 500 Index VIP – Class A
2019	36	12.35	446	1.95%	-	31.19%
2018	36	9.41	343	1.67%	-	(4.65%)
2017	37	9.87	362	1.73%	-	21.53%
2016	37	8.12	300	2.03%	-	11.61%
2015	36	7.28	263	1.72%	-	1.13%
Federated Fund for U.S. Government Securities II
2019	19	5.98	115	2.36%	-	5.90%
2018	19	5.64	108	2.36%	-	0.45%
2017	19	5.62	105	2.32%	-	1.92%
2016	18	5.51	101	2.46%	-	1.61%
2015	19	5.42	105	2.81%	-	0.52%
Federated Government Money Fund II - Service Shares
2019	706	1.03	729	1.63%	-	1.64%
2018	714	1.02	725	1.24%	-	1.25%
2017	729	1.00	731	0.29%	-	0.31%
2016	1,278	1.00	1,278	0.00%*	-	0.00%
2015	1,292	1.00	1,292	0.00%	-	0.00%*
Federated High Income Bond Fund II – Primary Shares
2019	0*	10.95	1	7.29%	-	14.54%
2018	0*	9.56	3	8.22%	-	(3.29%)
2017	0*	9.89	3	7.42%	-	6.94%
2016	0*	9.25	5	6.50%	-	14.82%
2015	1	8.05	5	4.68%	-	(2.57%)
Fidelity® VIP Contrafund® Portfolio – Service Class
2019	10	14.74	144	0.36%	-	31.45%
2018	10	11.21	111	0.59%	-	(6.49%)
2017	12	11.99	145	0.94%	-	21.76%
2016	12	9.85	115	0.79%	-	7.91%
2015	12	9.12	106	0.93%	-	0.56%

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2019	10	14.97	146	0.05%	-	40.70%
2018	19	10.64	200	0.10%	-	12.35%
2017	17	9.47	160	0.21%	-	34.40%
2016	14	7.05	101	0.24%	-	0.25%
2015	14	7.03	102	0.07%	-	5.48%
Fidelity® VIP Growth Portfolio – Service Class
2019	24	9.69	232	0.18%	-	34.18%
2018	36	7.22	258	0.15%	-	(0.27%)
2017	37	7.24	265	0.12%	-	35.00%
2016	31	5.36	166	-	-	0.71%
2015	32	5.32	168	0.14%	-	7.05%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2019	6	1.74	11	2.69%	-	9.58%
2018	6	1.59	10	2.44%	-	(0.63%)
2017	6	1.60	10	1.13%	-	4.16%
2016	29	1.54	45	2.34%	-	4.63%
2015	29	1.47	43	2.43%	-	(0.71%)
Franklin Income VIP Fund – Class 2
2019	27	2.22	60	5.36%	-	16.06%
2018	27	1.91	52	4.80%	-	(4.30%)
2017	27	2.00	55	4.74%	-	9.67%
2016	43	1.82	78	4.96%	-	14.02%
2015	46	1.60	73	4.65%	-	(7.05%)
Franklin Mutual Shares VIP Fund – Class 2
2019	5	9.05	43	1.88%	-	22.57%
2018	5	7.39	36	2.48%	-	(9.07%)
2017	6	8.12	52	2.28%	-	8.35%
2016	6	7.50	47	2.02%	-	16.06%
2015	5	6.46	32	3.17%	-	(4.94%)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
2019#	0*	2.66	0*	-	-	26.13%
2018	-	-	-	-	-	-
2017	-	-	-	-	-	-
2016	-	-	-	-	-	-
2015	-	-	-	-	-	-
Invesco V.I. American Franchise Fund – Series I Shares
2019	27	2.70	73	-	-	36.76%
2018	26	1.97	52	-	-	(3.62%)
2017	26	2.05	53	0.08%	-	27.34%
2016	25	1.61	40	-	-	2.27%
2015	24	1.57	38	-	-	5.01%
Invesco V.I. Core Equity Fund – Series I Shares
2019	12	2.54	30	0.95%	-	28.96%
2018	12	1.97	24	0.91%	-	(9.39%)
2017	12	2.18	27	1.03%	-	13.17%
2016	13	1.92	25	0.76%	-	10.26%
2015	14	1.74	24	0.95%	-	(5.77%)

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Invesco V.I. Equity and Income Fund – Series II Shares
2019	24	2.40	59	1.73%	-	20.01%
2018	58	2.00	117	2.00%	-	(9.73%)
2017	59	2.21	131	1.47%	-	10.78%
2016	60	2.00	120	1.67%	-	14.83%
2015‡, 4	56	1.74	98	2.47%	-	(0.58%)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2019	16	2.59	42	3.95%	-	13.35%
2018	18	2.28	40	4.39%	-	(4.02%)
2017	18	2.38	42	4.25%	-	9.21%
2016	18	2.18	39	4.74%	-	12.13%
2015	17	1.94	34	4.16%	-	(1.53%)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2019	69	2.55	176	1.73%	-	22.49%
2018	68	2.08	140	1.43%	-	(8.14%)
2017	66	2.26	149	1.41%	-	13.38%
2016	64	2.00	129	1.57%	-	17.11%
2015	64	1.71	110	1.15%	-	(2.86%)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2019	25	2.37	58	0.94%	-	22.64%
2018	28	1.93	54	0.68%	-	(15.04%)
2017	29	2.27	65	0.62%	-	6.83%
2016	29	2.12	61	0.53%	-	16.39%
2015	28	1.83	51	0.60%	-	(3.79%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2019#	0*	1.56	0*	-	-	32.48%
2018	-	-	-	-	-	-
2017‡	-	1.07	-	-	-	6.30%
2016	1	1.01	1	-	-	4.16%
2015‡, 5	4	0.97	4	-	-	(2.91%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2019	25	0.66	16	4.34%	-	11.35%
2018	25	0.59	15	1.97%	-	(14.20%)
2017	25	0.69	17	11.09%	-	2.05%
2016	34	0.67	23	1.01%	-	14.87%
2015	35	0.59	20	4.29%	-	(25.66%)
PIMCO Real Return Portfolio – Advisor Class
2019	0*	1.70	0*	1.74%	-	8.33%
2018	0*	1.57	0*	2.33%	-	(2.31%)
2017	0*	1.61	0*	2.29%	-	3.55%
2016	-	-	0*	2.18%	-	5.09%
2015	6	1.48	8	4.09%	-	(2.80%)
PIMCO Total Return Portfolio – Advisor Class
2019	6	1.96	12	2.91%	-	8.25%
2018	6	1.81	11	2.45%	-	(0.63%)
2017	6	1.82	11	1.92%	-	4.81%
2016	6	1.74	11	1.97%	-	2.57%
2015	6	1.69	10	4.94%	-	0.35%

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Templeton Developing Markets VIP Fund – Class 2
2019	2	13.18	22	0.99%	-	26.70%
2018	2	10.40	17	0.87%	-	(15.79%)
2017	2	12.36	20	1.12%	-	40.41%
2016	2	8.80	21	0.81%	-	17.44%
2015	2	7.49	18	1.96%	-	(19.60%)
Templeton Foreign VIP Fund – Class 2
2019	1	5.72	6	1.83%	-	12.53%
2018	3	5.09	13	2.74%	-	(15.44%)
2017	4	6.02	24	3.11%	-	16.69%
2016	9	5.16	46	3.01%	-	7.18%
2015	1	4.81	5	3.55%	-	(6.49%)
Templeton Growth VIP Fund – Class 2
2019	10	6.99	72	2.79%	-	15.15%
2018	10	6.07	63	2.03%	-	(14.85%)
2017	14	7.13	101	1.69%	-	18.50%
2016	15	6.02	91	2.05%	-	9.62%
2015	16	5.49	89	2.64%	-	(6.49%)
TVST Touchstone Bond Fund
2019#	0*	1.67	0*	1.29%	-	10.46%
2018	-	-	-	-	-	-
2017	-	-	-	-	-	-
2016	-	-	-	-	-	-
2015	-	-	-	-	-	-
TVST Touchstone Common Stock Fund
2019#	0*	2.78	0*	0.56%	-	28.58%
2018	-	-	-	-	-	-
2017	-	-	-	-	-	-
2016	-	-	-	-	-	-
2015	-	-	-	-	-	-
TVST Touchstone Small Company Fund
2019	10	2.80	27	0.02%	-	21.40%
2018	26	2.31	60	-	-	(7.98%)
2017	26	2.51	66	0.06%	-	19.12%
2016	27	2.10	56	0.07%	-	20.23%
2015‡, 4	27	1.75	47	-	-	0.38%
Virtus Duff & Phelps International Series-Class A Shares
2019	22	7.33	162	0.88%	-	18.54%
2018	21	6.18	133	2.94%	-	(16.67%)
2017	21	7.42	154	1.62%	-	15.95%
2016	20	6.40	127	0.79%	-	(1.61%)
2015	19	6.50	124	2.22%	-	(10.48%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2019	2	21.24	33	1.32%	-	27.42%
2018	4	16.67	59	1.64%	-	(6.53%)
2017	4	17.83	64	1.43%	-	5.97%
2016	4	16.83	62	1.83%	-	6.82%
2015	4	15.76	59	1.52%	-	2.38%

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Virtus KAR Capital Growth Series – Class A Shares
2019	32	8.25	261	-	-	39.87%
2018	34	5.90	201	-	-	(7.25%)
2017	35	6.36	221	-	-	36.07%
2016	34	4.67	161	0.00%*	-	(0.86%)
2015	34	4.71	160	-	-	9.26%
Virtus KAR Small-Cap Growth Series – Class A Shares
2019	3	30.72	100	-	-	37.31%
2018	3	22.37	75	-	-	11.66%
2017	3	20.04	70	-	-	40.85%
2016	4	14.22	50	-	-	25.92%
2015	4	11.30	42	-	-	0.73%
Virtus KAR Small-Cap Value Series – Class A Shares
2019	16	14.22	234	0.98%	-	24.63%
2018	17	11.41	191	0.92%	-	(15.88%)
2017	17	13.56	232	0.68%	-	20.16%
2016	17	11.29	197	2.00%	-	26.54%
2015	18	8.92	164	0.54%	-	(1.37%)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2019	17	9.40	158	3.74%	-	10.47%
2018	18	8.51	151	4.13%	-	(2.66%)
2017	17	8.74	150	4.10%	-	6.72%
2016	24	8.19	200	4.54%	-	9.29%
2015	25	7.49	186	5.16%	-	(1.26%)
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2019	73	8.34	607	1.25%	-	28.67%
2018	79	6.48	509	1.06%	-	(12.86%)
2017	79	7.44	591	1.61%	-	22.95%
2016	79	6.05	480	1.35%	-	9.41%
2015	78	5.53	431	0.89%	-	(8.91%)
Virtus Strategic Allocation Series – Class A Shares
2019	0*	8.79	4	1.14%	-	26.05%
2018	1	6.98	6	1.42%	-	(5.89%)
2017	1	7.41	7	1.81%	-	18.97%
2016	1	6.23	7	1.31%	-	0.82%
2015	3	6.18	16	1.69%	-	(5.38%)
Wanger International
2019	6	10.83	70	0.84%	-	29.99%
2018	7	8.33	55	2.06%	-	(17.70%)
2017	8	10.12	82	1.22%	-	32.91%
2016	8	7.62	62	1.19%	-	(1.41%)
2015	8	7.72	63	1.47%	-	0.10%
Wanger Select
2019	0*	16.08	1	0.07%	-	29.30%
2018	0*	12.44	1	0.18%	-	(12.41%)
2017	0*	14.20	1	0.05%	-	26.67%
2016	1	11.21	6	0.18%	-	13.36%
2015	1	9.89	6	0.01%	-	0.25%

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Wanger USA
2019	14	16.31	226	0.25%	-	31.10%
2018	17	12.44	215	0.10%	-	(1.46%)
2017	20	12.63	254	-	-	19.58%
2016	20	10.56	215	-	-	13.69%
2015	21	9.29	193	-	-	(0.61%)

*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
#For the noted fund, the financial highlights represent the period from June 25, 2019 to December 31, 2019. There was no activity for this fund prior to this period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment Options with a date notation indicate the effective date of that Investment Option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

[4]From inception January 16, 2015 to December 31, 2015.	[5]From inception November 2, 2015 to December 31, 2015.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
NLA and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NLA is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
NLA makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Periodic charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NLA for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, NLA makes deductions for administrative charges at a maximum rate of $120 per policy. These charges are typically a flat dollar amount, but could also vary by face amount of coverage.
Cost of Insurance Charge – In accordance with terms of the contracts, NLA makes monthly deductions for costs of insurance to cover NLA’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge – In accordance with terms of the contracts, NLA will make monthly deductions at a maximum rate of .90% annually.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2019 and 2018 were $118,420, and $119,178, respectively.
B.    Optional Rider and Benefit Charges
NLA may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
Charges Against Premium
NLA deducts a sales charge from every premium payment and a deferred acquisition cost tax charge to the contract to reimburse NLA for our federal tax liability related to our receipt of premium.
C.    Other Charges
NLA may deduct other charges depending on the contract terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
NLA intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of The Nassau Companies, and NLA and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
On April 30, 2019, Neuberger Berman AMT Guardian Portfolio Class S merged into AMT Sustainable Equity Portfolio Class S.
There were no mergers in 2018.
B.    Liquidations
There were no liquidations in 2018 or 2019.
C.    Name Changes
Effective May 28, 2019, the Oppenheimer Capital Appreciation Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Capital Appreciation Fund.
Effective May 28, 2019, the Oppenheimer Global Fund/VA - Service Shares - Service Shares was renamed the Invesco Oppenheimer V.I. Global Fund.
Effective May 28, 2019, the Oppenheimer Main Street Small Cap Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Main Street Small Cap Fund.
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2019 and through the financial statement issuance date. Subsequent events requiring additional disclosure are as follows:
The Company is continuously monitoring the market and economic turbulence arising from COVID-19. It is too early for the Company to assess the impact of the pandemic on policyholder behavior and underwriting risks and the mid–to–long–term impact on the Company’s or the Separate Account’s investments. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on its or the Separate Account’s operations and financial statements at this time, although it could be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Nassau Life and Annuity Company and
Contract Owners of the Nassau Life and Annuity Variable Universal Life Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub accounts listed in the Appendix that comprise the Nassau Life and Annuity Variable Universal Life Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations, changes in net assets, and the related notes including the financial highlights in Note 5 for each of the years or periods listed in the Appendix (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub account as of the date listed in the Appendix, the results of its operations, changes in its net assets, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 29, 2020

Appendix
Statements of assets and liabilities as of December 31, 2019, the related statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the year or period in the five year then ended.
Alger Capital Appreciation Portfolio – Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A(1)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II – Service Shares
Federated High Income Bond Fund II – Primary Shares
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Income VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Growth VIP Fund – Class 2
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series – Class A Shares
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Virtus KAR Capital Growth Series – Class A Shares
Virtus KAR Small-Cap Growth Series – Class A Shares
Virtus KAR Small-Cap Value Series – Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Virtus Rampart Enhanced Core Equity Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger Select
Wanger USA
Statements of assets and liabilities as of December 31, 2019, statements of operations for the period from June 25, 2019 to December 31, 2019, statements of changes in net assets for the period from June 25, 2019 to December 31, 2019 and year ended December 31, 2018, and the financial highlights for the period from June 25, 2019 to December 31, 2019 and the four year period ended December 31, 2018.
Invesco Oppenheimer V.I. Main Street Small Cap Fund(1)
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
(1) See Note 1 to the financial statements for the former name of the sub account.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Nassau Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Nassau Life and Annuity Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Nassau Life and Annuity Company
A member of The Nassau Companies of New York
www.nsre.com
OL4260 © 2019 The Nassau Companies of New York	12-19